Other receivables and prepaid expenses	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other receivables and prepaid expenses

Note 5 – Other receivables and prepaid expenses

Other receivables consist of the following:

	December 31, 2020	December 31, 2019

Rent and other deposits	$10,185	$23,270
Employee advances and others	605	-
Prepaid taxes and services fees	188,725	9,672
Total other receivables and prepaid expenses	$199,515	$32,942